Note 20 - Business Segments (Details) - Segment Assets In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)
Segment assets:
Segment assets	$ 872,040	¥ 82,111,266	¥ 73,493,246	$ 849,180	¥ 79,958,814	¥ 71,749,633	$ 22,860	¥ 2,152,452	¥ 1,743,613